Other Receivables Deposits and Other Assets (Tables)	12 Months Ended
Aug. 31, 2018
Other Receivables, Net, Current [Abstract]
Schedule of Other Receivables Deposits and Other Assets

Other receivables, deposits and other assets consisted of the following:

	As of August 31,
	2017	2018
	RMB	RMB
Other receivables from third parties	358	1,253
Advances to employees	5,740	9,286
Deposits	7,714	5,722
Unamortized expense for housing subsidies- current	2,735	—
Interest receivable	—	1,919
Prepaid tax and deductible value-added tax-in	2,353	9,912
Rental prepayment	—	6,199
Prepayment for suppliers	—	4,598
Others	11,635	13,568

Total	30,535	52,457